MAINLAND CHINA CONTRIBUTION PLAN - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MAINLAND CHINA CONTRIBUTION PLAN
Contribution to employee benefits	$ 1,088	$ 2,298	$ 3,434